Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net loss for the period	$ (1,884,929)	$ (7,442,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	84,721	161,291
Stock issued for services	98,820
Stock to be issued for services	51,208	670,576
Depletion	148,873	233,713
Depreciation	43,976	13,808
Accretion of asset retirement obligation	82,905	45,827
Accretion and accrued interest expense	27,188	98,712
Change in fair value of derivative liability	361,170	5,698,468
Interest income	(28,347)
Foreign exchange loss	(25,476)	248,313
Gain (loss) on debt settlement	(71,236)	(145,665)
Changes in operating assets and liabilities:
Restricted cash	1,085	1,423
Accounts receivable	(999,166)	(472,868)
Prepaid expenses and deposits	(4,838,732)	(224,506)
Accounts payable and accrued liabilities	1,149,525	470,166
Net cash used in operating activities	(5,798,415)	(643,369)
Investing activities:
Property and equipment expenditures	(160,003)	(322)
Oil and gas properties expenditures		(6,800)
Net cash used in investing activities	(160,003)	(7,122)
Financing activities:
Proceeds from stock subscriptions received	31,351,120	642,096
Stock issuance costs on subscriptions received	(2,658,065)
Proceeds from exercise of options	19,571	29,761
Proceeds from exercise of warrants	35,813	574,527
Proceeds from loans payable	91,651	496,035
Repayments of loans payable	(631,866)	(106,294)
Lease payments	(3,041)	(5,724)
Net cash provided by financing activities	28,205,183	1,630,401
Effect of exchange rate changes on cash and cash equivalents	228,764	(97,921)
Net increase in cash and cash equivalents	22,475,529	881,989
Cash and cash equivalents, beginning of period	1,026,990	202,712
Cash and cash equivalents, end of period	23,502,519	1,084,701
Supplemental information:
Taxes paid
Interest paid on credit facilities	46,256	7,615
Non-cash investing and financing activities:
Stock issued for prepaid services	19,393
Stock issued for debt settlement	372,853	345,698
Stock issued for debt conversion		$ 522,519